Financial Income, Net	12 Months Ended
Dec. 31, 2019
Financial Income, Net
Financial Income, Net

(C.4) Financial Income, Net

€ millions	2019	2018	2017
Finance income	787	371	476
Thereof gains from financial assets at fair value through profit or loss (2017: from available-for-sale financial assets)	596	227	382
Finance costs	-589	-418	-288
Thereof interest expense from financial liabilities at amortized cost	-207	-106	-89
Thereof interest expense from financial liabilities at fair value through profit or loss (2017: from available-for-sale financial liabilities)	-155	-206	-116
 Financial income, net	198	-47	188